EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2019
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

3.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Employee costs	$908.4	$895.9	$893.6
Less employee costs capitalized to property, plant and equipment and to intangible assets	(210.2)	(199.3)	(187.4)
	698.2	696.6	706.2
Purchase of goods and services:
Royalties, rights and creation costs	662.7	681.7	677.9
Cost of products sold	415.3	380.2	360.1
Service contracts	158.2	154.3	172.3
Marketing, circulation and distribution expenses	106.7	105.9	108.9
Other	369.8	380.9	433.9
	1,712.7	1,703.0	1,753.1
	$2,410.9	$2,399.6	$2,459.3